Summary of Significant Accounting Policies and Basis of Presentation (Details Narrative) (10-K)		3 Months Ended						9 Months Ended		12 Months Ended
	May 01, 2019 shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($) Segment	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($)	Jan. 30, 2020 USD ($)	Jan. 02, 2019 USD ($)	Dec. 31, 2017 USD ($)
Net loss		$ 35,602,297	$ (67,655,332)	$ (3,453,338)	$ (11,360,914)	$ (6,961,458)	$ (19,647,723)	$ (35,506,373)	$ (37,970,095)	$ (44,864,462)	$ (14,478,157)
Net cash used in operations								(2,369,261)	(4,231,915)	(5,659,094)	(283,678)
Accumulated deficit		(114,818,245)						(114,818,245)		(60,615,860)	(15,222,936)
Shareholders' deficit		(12,272,369)	$ (73,952,791)	$ (26,839,561)	$ (7,081,963)	$ (9,248,833)	$ (24,117,542)	(12,272,369)	$ (7,081,963)	(12,886,424)	(7,737,294)			$ (775,137)
Working capital deficit		12,974,773						12,974,773		13,513,502
Cash equivalents
Cash in excess of FDIC limits
Amortized period											5 years
Impairment charge										$ 3,842,259
Number of operating segment								1	1	1
Fair value of derivative liabilities											838,471	$ 11,381,885
Premium liability											$ 385,385
Cumulative adjustment to accumulated deficit													$ 453,086
Minimum [Member]
Property and equipment, estimated useful lives								5 years		5 years
Maximum [Member]
Property and equipment, estimated useful lives								6 years		6 years
Share Exchange Agreement [Member] | Steven Yariv [Member]
Number of common stock shares return | shares	1,000,000